Intangible Assets (Details 1) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Annual amortization expense
2016	$ 30,964	$ 61,800
2017	61,800	61,800
2018	37,300	37,300
2019	$ 27,832	$ 27,832